Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Vox Populi ETF
Shareholder Report [Line Items]
Fund Name	Vox Populi ETF
Class Name	Vox Populi ETF
Trading Symbol	VOXP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vox Populi ETF for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://voxpopuli-etf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://voxpopuli-etf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vox Populi ETF	$35	0.30%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
-The Vox Populi ETF (VOXP) continues to follow a unique strategy with uniquely motivated sentiment data driving active over- and under-weight positions from market cap baselines.
-From 4/30/2025 to 4/30/2026, we underperformed our benchmark, returning 31.04% at NAV vs 31.05% for the S&P500TR.
-This difference in performance was driven largely by slight deviations in holding weights of MAG7 stocks, as determined by our proprietary company-ratings data and signal-generating algorithm. In most cases, these signals led to both over-weights and under-weights in MAG7 stocks at different points in the year.

Top Contributors
↑	UnitedHealth Group, Inc.
↑	Philip Morris International, Inc.
↑	The Coca-Cola Company
↑	Palantir Technologies, Inc.

Top Detractors
↓	Tesla, Inc.
↓	Apple, Inc.
↓	NVIDIA Corp.
↓	Berkshire Hathaway, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/03/2022)
Vox Populi ETF NAV	31.04	22.58
S&P 500 TR	31.05	22.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 27, 2026
Updated Performance Information Location [Text Block]	Visit https://voxpopuli-etf.com/ for more recent performance information.
Net Assets	$ 5,577,480
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 15,359
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,577,480
Number of Holdings	506
Net Advisory Fee	15,359
Portfolio Turnover	8%
30-Day SEC Yield	0.85%
30-Day SEC Yield Unsubsidized	0.85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	7.4%
Alphabet, Inc.	7.1%
Apple, Inc.	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	2.9%
Meta Platforms, Inc.	2.1%
Tesla, Inc.	1.7%
Walmart, Inc.	1.4%
Berkshire Hathaway, Inc.	1.2%

Top Sectors	(%)
Manufacturing	42.4%
Information	11.3%
Finance and Insurance	10.8%
Professional, Scientific, and Technical Services	9.5%
Retail Trade	9.0%
Administrative and Support and Waste Management and Remediation Services	3.4%
Mining, Quarrying, and Oil and Gas Extraction	2.9%
Utilities	2.8%
Transportation and Warehousing	1.8%
Cash & Other	6.1%
[1]
Material Fund Change [Text Block]
Other Material Fund Changes:
Based on the recommendation of Distribution Cognizant, LLC (the “Adviser”), on March 10, 2026, the Board of Trustees of Advisors Series Trust approved a change to the Reverb ETF (the “Fund”) name. Accordingly, effective March 27, 2026, the Fund’s name was changed to the Vox Populi ETF and its ticker was changed to VOXP.

Material Fund Change Name [Text Block]	Accordingly, effective March 27, 2026, the Fund’s name was changed to the Vox Populi ETF and its ticker was changed to VOXP.
Updated Prospectus Web Address	https://voxpopuli-etf.com/

[1]
*	Expressed as a percentage of net assets.